Loans and Allowance for Credit Losses - Summary of Loans that are Past Due but not Classified as Impaired (Detail) - Financial assets past due but not impaired [member] - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 1,053	$ 1,348
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	418	586
Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	338	410
Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	297	352
90 days or more [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	106	130
90 days or more [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	14	43
90 days or more [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	59	65
90 days or more [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	33	22
30-89 days [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	947	1,218
30-89 days [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	404	543
30-89 days [member] | Credit card, consumer installment and other personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	279	345
30-89 days [member] | Business and government loans [member]
Disclosure of detailed information about financial instruments [line items]
Total loans	$ 264	$ 330